NOTE 6 - OTHER ASSETS (Details Narrative) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Unamortized Premiums		$ 121,197
Other Assets		$ 144,222